Financial instruments-Risk management and fair value - Summary of Credit Risk Exposure on Trade Receivables using Provision Matrix (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Gross carrying amount	$ 199,592	$ 172,049
Expected credit loss	$ 1,950	$ 3,059
Current
Disclosure of credit risk exposure [line items]
Expected credit loss rate	0.10%	0.00%
Gross carrying amount	$ 141,266	$ 163,053
Expected credit loss	$ 72	$ 71
Less than 30
Disclosure of credit risk exposure [line items]
Expected credit loss rate	0.10%	9.30%
Gross carrying amount	$ 19,074	$ 2,978
Expected credit loss	$ 28	$ 278
30-60
Disclosure of credit risk exposure [line items]
Expected credit loss rate	1.60%	7.40%
Gross carrying amount	$ 13,713	$ 1,494
Expected credit loss	$ 216	$ 111
60-90
Disclosure of credit risk exposure [line items]
Expected credit loss rate	0.50%	11.20%
Gross carrying amount	$ 23,076	$ 547
Expected credit loss	$ 125	$ 61
>90
Disclosure of credit risk exposure [line items]
Expected credit loss rate	61.30%	63.80%
Gross carrying amount	$ 2,463	$ 3,977
Expected credit loss	$ 1,509	$ 2,538